                            [STONEBRIDGE FUNDS LOGO]


                             OFFICERS AND TRUSTEES

                       Richard C. Barrett, CFA, Chairman,
                        Board of Trustees and President
             Debra L. Newman, Vice President, Treasurer and Trustee
                Charles E. Woodhouse, Vice President and Trustee
                Craig B. Burger, CFA, Vice President and Trustee
                        John G. Ayer, Ph.D, CFA, Trustee
                        Selvyn B. Bleifer, M.D., Trustee
                            Marvin Freedman, Trustee
                            Charles F. Haas, Trustee
                         William H. Taylor II, Trustee
                     Derek J. Mullins, Assistant Treasurer
                          Lisa A. Bruckert, Secretary

                               INVESTMENT ADVISER
                  STONEBRIDGE CAPITAL MANAGEMENT, INCORPORATED
                       1801 Century Park East, Suite 1800
                         Los Angeles, California 90067

                       ADMINISTRATOR AND FUND ACCOUNTANT
                        ALPS MUTUAL FUNDS SERVICES, INC.
                       370 Seventeenth Street, Suite 3100
                             Denver, Colorado 80202

                                  DISTRIBUTOR
                            ALPS DISTRIBUTORS, INC.
                       370 Seventeenth Street, Suite 3100
                             Denver, Colorado 80202

                                 TRANSFER AGENT
                        NATIONAL FINANCIAL DATA SERVICES
                              330 West 9th Street
                          Kansas City, Missouri 64105

                                   CUSTODIAN
                                FIFTH THIRD BANK
                               Fifth Third Center
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                                 LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              555 S. Flower Street
                         Los Angeles, California 90071

                              INDEPENDENT AUDITORS
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103

This report and its financial statements are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.



                            [STONEBRIDGE FUNDS LOGO]



                                                             SEMI-ANNUAL REPORT
                                                       FOR THE SIX-MONTHS ENDED
                                                                 APRIL 30, 2001

                             LETTER TO SHAREHOLDERS

OVERVIEW

The financial markets have struggled since last October, as a variety of political and economic uncertainties have continued to persist. Several international events have contributed to this uneasiness. China and the United States worked through a tense diplomatic event involving the collision of two military aircraft over disputed territory. As that issue was resolved, fighting in the Middle East erupted and then escalated between Israel and Palestine. On the domestic front, George W. Bush was elected president of the United States in one of the closest elections in history. While this resolved the question of who would run the largest economic and political force in the world, questions persist as to how effectively he will be able to lead the nation after being elected by such a slim margin.

Last year, the Federal Reserve Board aggressively raised short-term interest rates in order to moderate the growth of the economy and prevent a resurgence of inflation. Preliminary signs that the economy was slowing took a dramatic turn for the worse over the final months of the year and a real possibility of recession developed. Corporate spending dried up rapidly and although consumers continued spending, consumer confidence plummeted as corporations began to announce layoffs. To reverse this negative trend, the Federal Reserve was forced to change course, slashing short-term rates with several striking mid-meeting rate cuts.

Looking forward, we believe there are reasons to be optimistic. Inflation has remained benign. The rate of economic growth has slowed, but it remains positive. The Federal Reserve rate cuts coupled with President Bush's proposed tax cuts should begin to stimulate the economy over the next several months. We have worked diligently to position the Stonebridge Funds to take full advantage of this environment.

THE STONEBRIDGE GROWTH FUND

The Stonebridge Growth Fund weathered the storm of the past several months well. As of April 30, 2001, the Standard and Poors 500 stock index including income posted a return of -5.0% since the first of the year. The fund rose 1.0% over the same time period. In anticipation of an economic rebound towards the end of the year, we used the market weakness to increase our exposure to cyclical, financial, and technology stocks. Despite the fact that the tech-heavy NASDAQ composite index fell -14.3% over this period, some of our top performers this year have been from the technology sector as investors searched for bargains in oversold issues. Microsoft (+56.2%), National Semiconductor (+43.1%), and IBM (+35.5%) are good examples.


                         GROWTH FUND SECTOR ALLOCATION
                           AS A PERCENT OF NET ASSETS
                              as of April 30, 2001
                                    [CHART]

Technology                                                27%
Convertible Bonds                                          3%
Foreign                                                    7%
Mutual Funds                                               9%
Capital Goods                                              9%
Communication Services                                     5%
Consumer Cyclicals                                         4%
Consumer Staples                                           6%
Energy                                                     4%
Financial                                                 13%
Healthcare                                                13%


In addition to purchasing stocks, we used the weakness in technology to build a portfolio of convertible bonds from Photronics, Cypress Semiconductor, LSI Logic, and Triquint Semiconductor. These bonds yielded over 9% on average at the time of purchase. If the stock prices of these companies appreciate over the next several years, we expect to be able to realize substantial appreciation from these bonds. As convertible bonds, we have the right to convert the bonds into the underlying common stock at a set price at any time until the bonds mature. In the meantime, the fund collects interest on the bonds while we wait.

The incredible volatility that the markets have demonstrated over the last year reinforces the continued need to exercise patience and discipline in implementing stock positions in both funds. Looking forward, we will continue to balance the desire to own shares of quality companies that are able to grow their sales and earnings in a superior manner with the need to pay attention to the valuations that we pay for those stocks.

     CHANGE IN VALUE OF A $10,000 INVESTMENT IN STONEBRIDGE GROWTH FUND VS. THE S&P 500 INDEX WITH INCOME AND THE NYSE COMPOSITE INDEX WITH INCOME
                       FROM MAY 1, 1991 TO APRIL 30, 2001



                                    [GRAPH]


                      Average Annual Total Return for the
                            Stonebridge Growth Fund
                          Periods Ended April 30, 2001

      1 Year         5 Year          10 Year
     (13.73%)        7.57%           8.23%


                             Final Portfolio Values
                                 April 30, 2001

Stonebridge Growth Fund                   $ 22,070
S&P 500                                   $ 47,484
NYSE Composite                            $ 31,366



Average annual total returns reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect and any expense reimbursements. Without the fee waivers and expense reimbursements, the total return figures would be lower. Past performance is not indicative of future results. Investment return and principal value may fluctuate and shares, when redeemed, may be worth more or less than their original cost. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE STONEBRIDGE AGGRESSIVE GROWTH FUND

Shares of small and medium capitalization stocks have generally faired better in 2001 than those of their larger counterparts. While the primarily large capitalization S&P 500 index returned -5.0% over the first four months of 2001, the smaller capitalization Russell 2000 index rose 0.8%. The Stonebridge Aggressive Growth Fund exceeded both indices, posting a return of 2.0% over this same time period. Despite the fact that technology stocks have performed poorly, our heavy exposure to semiconductor stocks has posted excellent returns in 2001. Examples include Microchip Technology (+31.9%), LSI Logic (+19.8%), and Atmel (+19.5%). Shares of technology manufacturing equipment suppliers Photon Dynamics (+37.8%) and Photronics (+22.5%) also appreciated considerably.


                    AGGRESSIVE GROWTH FUND SECTOR ALLOCATION
                           AS A PERCENT OF NET ASSETS
                              as of April 30, 2001

                                    [CHART]

Technology                                      31%
U.S. Government Agency Obligations               5%
Mutual Funds                                     7%
Basic Materials                                  2%
Capital Goods                                    8%
Communication Services                           4%
Consumer Cyclicals                               8%
Energy                                           6%
Financial                                       11%
Healthcare                                      18%

Until recently, the biotechnology sector was one of the weakest performers this year. The Fund took advantage of this weakness to add to stock positions that we had taken profits in previously. We doubled our position in Gilead and added to Imclone and Neorx, two companies with revolutionary treatments for cancer. This increased exposure helped performance considerably in the month of April as these stocks rose 51%, 22% and 62%, respectively.

To take advantage of the falling market over the past several months, we reinvested in the shares of some companies that we had sold due to valuation concerns. Biovail and Veeco Instruments are names that should be familiar to long time shareholders. These purchases highlight our commitment to using our value discipline to boost returns and decrease volatility. In addition, we have added some new companies, including Silicon Valley Bancshares and Caminus, an energy related software and consulting company.

  CHANGE IN VALUE OF A $10,000 INVESTMENT IN STONEBRIDGE AGGRESSIVE GROWTH FUND
                     VS. THE RUSSELL 2000 INDEX WITH INCOME
                       FROM MAY 1, 1991 TO APRIL 30, 2001




                                    [GRAPH]

                       Average Annual Total Return for the
                       Stonebridge Aggressive Growth Fund
                          Periods Ended April 30, 2001

        1 Year         5 Year         10 Year
        (0.87)%         8.83%          12.45%


                             Final Portfolio Values
                                 April 30, 2001

  Stonebridge Aggressive Growth Fund        $ 32,360
  Russell 2000 Index                        $ 33,010



Average annual total returns reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect and any expense reimbursements. Without the fee waivers and expense reimbursements, the total return figures would be lower. Past performance is not indicative of future results. Investment return and principal value may fluctuate and shares, when redeemed, may be worth more or less than their original cost. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SUMMARY

Going forward, we are cautiously optimistic. The potent combination of proposed substantial tax relief and lower interest rates should stimulate economic activity. We will continue our effort to identify and purchase high quality, growth oriented companies at attractive valuations for the benefit of our shareholders.

Thank you for your investment in the Stonebridge Funds. Should you have questions or concerns, please call a Shareholder Services Representative at 1-800-639-3935.

Sincerely,



/S/ CHARLES E. WOODHOUSE

Charles E. Woodhouse
Stonebridge Funds Portfolio Manager
Director of Research for Stonebridge Capital Management, Inc.

                              DEFINITION OF INDICES

THE STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE NEW YORK STOCK EXCHANGE COMPOSITE INDEX (NYSE) is an unmanaged market weighted index comprising of all equity issues listed in the New York Stock Exchange. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE RUSSELL 2000 INDEX (Russell 2000), an unmanaged index, measures performance of the 2,000 smallest companies in the Russell 3000 Index which represents approximately 7% of the U.S. equity market capitalization. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

                      STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                             STONEBRIDGE GROWTH FUND
                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2001



                                                                 SHARES OR
                                                                  PRINCIPAL        MARKET
                                                                   AMOUNT          VALUE
                                                                ------------   -------------
COMMON STOCKS - (88.2%)
     CAPITAL GOODS - (9.3%)
         ELECTRICAL EQUIPMENT - (5.7%)
         Emerson Electric Co. ..............................          10,000   $     666,500
         General Electric Co. ..............................          25,000       1,213,250
                                                                               -------------
                                                                                   1,879,750
                                                                               -------------

         MANUFACTURING - (3.6%)
         Corning Inc. ......................................          10,000         219,700
         Illinois Tool Works Inc. ..........................          15,000         950,700
                                                                               -------------
                                                                                   1,170,400
                                                                               -------------
         TOTAL CAPITAL GOODS ...............................                       3,050,150
                                                                               -------------

     COMMUNICATION SERVICES - (5.0%)
         TELECOM - LONG DISTANCE - ( 5.0%)
         Global Crossing Ltd* ..............................          50,000         626,500
         Worldcom Inc* .....................................          55,000       1,003,750
                                                                               -------------
         TOTAL COMMUNICATION SERVICES ......................                       1,630,250
                                                                               -------------

     CONSUMER CYCLICALS - (3.5%)
         BUILDING MATERIALS & HOME BUILDING - (1.9%)
         Lowe's Companies Inc. .............................          10,000         630,000
                                                                               -------------

         RETAIL - DEPARTMENT STORES - (1.6%)
         Wal-Mart Stores Inc. ..............................          10,000         517,400
                                                                               -------------
         TOTAL CONSUMER CYCLICALS ..........................                       1,147,400
                                                                               -------------

     CONSUMER STAPLES - (6.3%)
         BEVERAGES - (1.3%)
         Pepsico Inc. ......................................          10,000         438,100
                                                                               -------------

         BROADCAST MEDIA & ENTERTAINMENT - (2.3%)
         AOL Time Warner Inc* ..............................          15,000         757,500
                                                                               -------------

         HOUSEHOLD PRODUCTS & HOUSEWARE - (2.7%)
         Kimberly Clark Corp. ..............................          15,000         891,000
                                                                               -------------
         TOTAL CONSUMER STAPLES ............................                       2,086,600
                                                                               -------------

     ENERGY - (3.6%)
         OIL - INTERNATIONAL - (3.6%)
         Exxon Mobil Corp. .................................          13,201       1,169,608
                                                                               -------------
         TOTAL ENERGY ......................................                       1,169,608
                                                                               -------------

                      STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                            STONEBRIDGE GROWTH FUND
                 STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                 APRIL 30, 2001



                                                                      SHARES OR
                                                                      PRINCIPAL       MARKET
                                                                        AMOUNT        VALUE
                                                                     ------------  -------------
COMMON STOCKS - (CONTINUED)
     FINANCIAL - (13.4%)
         BANKS - MAJOR REGIONAL - (2.9%)
         Wells Fargo & Co. ......................................         20,000   $    939,400
                                                                                   ------------
         BROKERAGE & DIVERSE FINANCIAL SERVICES - (10.5%)
         American Express Co. ...................................         20,000        848,800
         Citigroup Inc ..........................................         20,000        983,000
         Fannie Mae .............................................         10,000        658,000
         J.P. Morgan Chase & Co .................................         20,000        959,600
                                                                                   ------------
                                                                                      3,449,400
                                                                                   ------------
         TOTAL FINANCIAL ........................................                     4,388,800
                                                                                   ------------

     FOREIGN STOCKS - (7.4%)
         Elan PLC ADR* ..........................................         11,000        551,650
         Marconi PLC ADR ........................................         50,000        576,500
         Royal Dutch Petroleum Co ADR ...........................         22,000      1,309,660
                                                                                   ------------
         TOTAL FOREIGN STOCKS ...................................                     2,437,810
                                                                                   ------------

     HEALTHCARE - (12.6%)
         BIOTECHNOLOGY - (2.9%)
         Chiron Corp* ...........................................         20,000        960,200
                                                                                   ------------

         HEALTHCARE - DIVERSE - (4.7%)
         Bristol Myers Squibb Co. ...............................         10,000        560,000
         Johnson & Johnson Inc. .................................         10,000        964,800
                                                                                   ------------
                                                                                      1,524,800
                                                                                   ------------
         MAJOR DRUGS - (5.0%)
         Pfizer Inc. ............................................         20,000        866,000
         Pharmacia Corp. ........................................         15,000        783,900
                                                                                   ------------
                                                                                      1,649,900
                                                                                   ------------
         TOTAL HEALTHCARE .......................................                     4,134,900
                                                                                   ------------

     TECHNOLOGY - (27.1%)
         COMMUNICATION EQUIPMENT - (4.8%)
         ADC Telecommunications Inc* ............................         90,000        675,900
         Ciena Corp* ............................................          5,000        275,300
         Motorola Inc. ..........................................         40,000        622,000
                                                                                   ------------
                                                                                      1,573,200
                                                                                   ------------

                      STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                             STONEBRIDGE GROWTH FUND
                STATEMENT OF INVESTMENTS (Unaudited) (Continued)
                                 APRIL 30, 2001


                                                                      SHARES OR
                                                                      PRINCIPAL        MARKET
                                                                        AMOUNT         VALUE
                                                                    -------------   -------------
COMMON STOCKS - (Continued)
     TECHNOLOGY - (Continued)
         COMPUTER HARDWARE & PERIPHERAL - (4.7%)
         International Business Machines Corp. ..................           7,500   $     863,550
         Sun Microsystems Inc* ..................................          40,000         684,800
                                                                                    -------------
                                                                                        1,548,350
                                                                                    -------------
         COMPUTER SOFTWARE & SERVICES - (4.4%)
         BMC Software Inc* ......................................          20,000         483,800
         Microsoft Corp* ........................................          10,000         677,500
         Veritas Software Co* ...................................           5,000         298,050
                                                                                    -------------
                                                                                        1,459,350
                                                                                    -------------

         ELECTRONICS - INSTRUMENTS & DEVICES - (2.4%)
         Agilent Technologies Inc* ..............................          20,000         780,200
                                                                                    -------------

         SEMICONDUCTOR EQUIPMENT - (1.7%)
         Applied Materials Inc* .................................          10,000         546,000
                                                                                    -------------

         SEMICONDUCTORS - (9.1%)
         Atmel Corp* ............................................          50,000         694,500
         Conexant Systems Inc* ..................................          35,000         376,250
         Intel Corp. ............................................          30,000         927,300
         National Semiconductor Corp* ...........................          35,000       1,008,000
                                                                                    -------------
                                                                                        3,006,050
                                                                                    -------------
         TOTAL TECHNOLOGY .......................................                       8,913,150
                                                                                    -------------
TOTAL COMMON STOCKS .............................................         883,701      28,958,668
                                                                                    -------------
         (Cost $26,796,014)

WARRANTS - (0.0%)
         Coram Healthcare Corp* .................................             495               0
         (Cost $0)

CONVERTIBLE BONDS - (3.3%)
         Cypress Semiconductor Corp, 3.75%, 07/01/2005 ..........   $     300,000         258,375
         LSI Logic Corp, 4.00%, 02/15/2005 ......................         300,000         252,000
         Phototronics Inc, 6.00%, 06/01/2004 ....................         300,000         351,375
         Triquint Semiconductor Inc, 4.00%, 03/01/2007 ..........         300,000         231,000
                                                                                    -------------
TOTAL CONVERTIBLE BONDS .........................................                       1,092,750
                                                                                    -------------
         (Cost $1,039,975)

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                            STONEBRIDGE GROWTH FUND
                STATEMENT OF INVESTMENTS (Unaudited)(Continued)
                                 APRIL 30, 2001


                                                              SHARES OR
                                                              PRINCIPAL        MARKET
                                                               AMOUNT          VALUE
                                                           -------------   -------------
MUTUAL FUNDS - (8.5%)
         Fifth Third Government Money Market Fund ......       1,216,853       1,216,853
         Fifth Third U.S. Treasury Fund ................       1,560,541       1,560,541
                                                                           -------------
TOTAL MUTUAL FUNDS .....................................                       2,777,394
                                                                           -------------
         (Cost $2,777,394)

TOTAL INVESTMENTS - (100.0%)
         (Cost $30,613,383) ............................                   $  32,828,812

OTHER ASSETS IN EXCESS OF LIABILITIES - (0.0%) .........                          10,693
                                                                           -------------
NET ASSETS - (100.0%) ..................................                   $  32,839,505
                                                                           =============






ADR - American Depositary Receipt

* Securities on which no cash dividends were paid during the preceding six (6) months.

The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                      STATEMENT OF INVESTMENTS (Unaudited)
                                 APRIL 30, 2001



                                                              SHARES OR
                                                              PRINCIPAL        MARKET
                                                               AMOUNT          VALUE
                                                           -------------   -------------
COMMON STOCKS - (88.5%)
     BASIC MATERIALS - (2.3%)
         AGRICULTURAL PRODUCTS - ( 2.3%)
         Corn Products International Inc. ..............           8,000     $     196,000
                                                                             -------------
         TOTAL BASIC MATERIALS .........................                           196,000
                                                                             -------------

     CAPITAL GOODS - (7.4%)
         AEROSPACE & DEFENSE - (1.7%)
         Precision Castparts Corp. .....................           4,000           149,440
                                                                             -------------
         MANUFACTURING - (3.4%)
         Jabil Circuit Inc* ............................          10,000           290,400
                                                                             -------------

         OFFICE EQUIPMENT & SUPPLIES - (2.3%)
         Miller Herman Inc. ............................           7,500           199,125
                                                                             -------------
         TOTAL CAPITAL GOODS ...........................                           638,965
                                                                             -------------

     COMMUNICATION SERVICES - (4.3%)
         TELECOM - LONG DISTANCE - (1.8%)
         Global Crossing Ltd* ..........................          12,500           156,625
                                                                             -------------

         TELEPHONE - (2.5%)
         CenturyTel Inc. ...............................           8,000           217,440
                                                                             -------------
         TOTAL COMMUNICATION SERVICES ..................                           374,065
                                                                             -------------

     CONSUMER CYCLICALS - (7.5%)
         BUILDING MATERIALS & HOME BUILDING - (2.6%)
         KB Home .......................................           7,500           226,650
                                                                             -------------
         RETAIL - SPECIALTY - (2.8%)
         Casey's General Stores Inc. ...................          20,000           241,200
                                                                             -------------

         SERVICES - COMMERCIAL & CONSUMER - (2.1%)
         Cendant Corp* .................................          10,000           177,400
                                                                             -------------
         TOTAL CONSUMER CYCLICALS ......................                           645,250
                                                                             -------------
     CONSUMER STAPLES - (2.3%)
         FOODS - (2.3%)
         McCormick & Co Inc ............................           5,000           196,500
                                                                             -------------
         TOTAL CONSUMER STAPLES ........................                           196,500
                                                                             -------------

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                STATEMENT OF INVESTMENTS (Unaudited) (Continued)
                                 APRIL 30, 2001

                                                              SHARES OR      SHARES OR
                                                              PRINCIPAL        MARKET
                                                               AMOUNT          VALUE
                                                           -------------   -------------
     ENERGY - (5.6%)
         OIL & GAS - DRILL & EQUIPMENT - (2.8%)
         Precision Drilling Corp - Class A* ............           3,000   $     126,870
         Rowan Companies Inc* ..........................           3,500         116,165
                                                                           -------------
                                                                                 243,035
                                                                           -------------
         OIL & GAS - EXPLORATION & PRODUCTION - (2.8%)
         Devon Energy Corp. ............................           4,000         236,040
                                                                           -------------
         TOTAL ENERGY ..................................                         479,075
                                                                           -------------

     FINANCIAL - (10.5%)
         BANKS - MAJOR REGIONAL - (7.8%)
         Bancwest Corp. ................................           7,500         187,125
         Popular Inc. ..................................           7,500         228,075
         Silicon Valley Bancshares* ....................          10,000         250,600
                                                                           -------------
                                                                                 665,800
                                                                           -------------
         BROKERAGE & DIVERSE FINANCIAL SERVICES - (1.1%)
         Acacia Research Corp* .........................           8,000          90,880
                                                                           -------------
         INSURANCE - PROPERTY - (1.6%)
         Fidelity National Financial Corp ..............           6,000         140,460
                                                                           -------------
         TOTAL FINANCIAL ...............................                         897,140
                                                                           -------------

     HEALTHCARE - (17.9%)
         BIOTECHNOLOGY - (7.1%)
         Gilead Sciences Inc* ..........................           5,000         244,900
         Imclone Systems Inc* ..........................           5,000         202,300
         Onyx Pharmaceuticals Inc* .....................          15,000         161,700
                                                                           -------------
                                                                                 608,900
                                                                           -------------
         MAJOR DRUGS - (7.9%)
         Biovail Corp* .................................           5,000         196,400
         ISIS Pharmaceuticals Inc* .....................          15,000         165,000
         NEORX Corp* ...................................          15,000         101,700
         Tularik Inc* ..................................          10,000         216,800
                                                                           -------------
                                                                                 679,900
                                                                           -------------
         MEDICAL PRODUCTS & SUPPLIES - (2.9%)
         Alkermes Inc* .................................           8,000         245,120
                                                                           -------------
         TOTAL HEALTHCARE ..............................                       1,533,920
                                                                           -------------

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                STATEMENT OF INVESTMENTS (Unaudited) (Continued)
                                 APRIL 30, 2001

                                                                           SHARES OR
                                                                           PRINCIPAL         MARKET
                                                                             AMOUNT          VALUE
                                                                         -------------   -------------
COMMON STOCKS - (Continued)
     TECHNOLOGY - (30.7%)
         COMMUNICATION EQUIPMENT - (3.8%)
         ADC Telecommunications Inc* .................................          30,000   $     225,300
         Avici Systems Inc* ..........................................          10,000         101,000
                                                                                         -------------
                                                                                               326,300
                                                                                         -------------
         COMPUTER NETWORKING - (1.7%)
         Avanex Corp* ................................................          10,000         144,100
                                                                                         -------------

         COMPUTER SOFTWARE & SERVICES - (2.9%)
         Caminus Corp* ...............................................           7,500         247,500
                                                                                         -------------
         ELECTRONICS - INSTRUMENTS & DEVICES - (6.5%)
         Photon Dynamics Inc* ........................................          10,000         310,000
         Veeco Instruments Inc* ......................................           5,000         251,050
                                                                                         -------------
                                                                                               561,050
                                                                                         -------------
         SEMICONDUCTOR EQUIPMENT - (4.6%)
         Novellus Systems Inc* .......................................           3,000         165,450
         Photronics Inc* .............................................           8,000         229,680
                                                                                         -------------
                                                                                               395,130
                                                                                         -------------
         SEMICONDUCTORS - (11.2%)
         Atmel Corp* .................................................          16,000         222,240
         Conexant Systems Inc* .......................................           9,000          96,750
         Cypress Semiconductor Corp* .................................           9,000         203,400
         LSI Logic Corp* .............................................          10,000         204,700
         Microchip Technology Inc* ...................................           8,000         231,440
                                                                                         -------------
                                                                                               958,530
                                                                                         -------------
         TOTAL TECHNOLOGY ............................................                       2,632,610
                                                                                         -------------

TOTAL COMMON STOCKS
         (Cost $7,726,619) ...........................................         355,500       7,593,525
                                                                                         -------------

 U.S. GOVERNMENT AGENCY OBLIGATIONS - (4.7%)
         Federal Farm Credit Bank Discount Note, 4.13%, 5/4/2001 .....         400,000         399,864
                                                                                         -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS .............................                         399,864
                                                                                         -------------
         (Cost $399,864)

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                STATEMENT OF INVESTMENTS (Unaudited) (Continued)
                                 APRIL 30, 2001

                                                             SHARES OR
                                                             PRINCIPAL          MARKET
                                                               AMOUNT            VALUE
                                                           -------------     -------------
MUTUAL FUNDS - (6.8%)
         Fifth Third Government Money Market Fund ......         225,000     $     225,000
         Fifth Third U.S. Treasury Fund ................         362,123           362,123
                                                                             -------------
TOTAL MUTUAL FUNDS .....................................                           587,123
                                                                             -------------
         (Cost $587,123)

TOTAL INVESTMENTS - (100.0%) ...........................                     $   8,580,512
         (Cost $8,713,606)

OTHER ASSETS IN EXCESS OF LIABILITIES  - (0.0%) ........                             1,282
                                                                             -------------

NET ASSETS - (100.0%) ..................................                     $   8,581,794
                                                                             =============



ADR - American Depositary Receipt

* Securities on which no cash dividends were paid during the preceding six (6) months.

The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                                 APRIL 30, 2001


                                                                                 GROWTH     AGGRESSIVE GROWTH
                                                                                  FUND            FUND
                                                                              ------------  -----------------
ASSETS:
   Investments, at value (Cost - see below) ...............................   $ 32,828,812    $  8,580,512
   Dividends and interest receivable ......................................         36,281           1,483
   Prepaid and other assets ...............................................         37,688          19,363
                                                                              ------------    ------------
               TOTAL ASSETS ...............................................   $ 32,902,781    $  8,601,358
                                                                              ------------    ------------

LIABILITIES:
   Payable for investments purchased ......................................   $      7,200    $          0
   Payable for fund shares redeemed .......................................          1,579             582
   Accrued investment advisory fee ........................................         13,041           3,402
   Accrued administration fee .............................................          6,255           5,960
   Other payables .........................................................         35,201           9,620
                                                                              ------------    ------------

               TOTAL LIABILITIES ..........................................   $     63,276    $     19,564
                                                                              ------------    ------------

   NET ASSETS .............................................................   $ 32,839,505    $  8,581,794
                                                                              ============    ============

COMPOSITION OF NET ASSETS:
   Capital stock ($1.00 par value) ........................................   $  2,940,265    $    895,401
   Paid in capital ........................................................     24,970,074       7,445,813
   Accumulated net investment loss ........................................        (21,097)        (68,231)
   Accumulated net realized gain on investments ...........................      2,734,834         441,905
   Net unrealized appreciation/(depreciation) in value of investments .....      2,215,429        (133,094)
                                                                              ------------    ------------
   NET ASSETS .............................................................   $ 32,839,505    $  8,581,794
                                                                              ============    ============

NET ASSET VALUE PER SHARE:
   Net assets .............................................................   $ 32,839,505    $  8,581,794
   Shares outstanding .....................................................      2,940,265         895,401
   Net asset value and redemption price per share .........................   $      11.17    $       9.58

COST OF INVESTMENTS .......................................................   $ 30,613,383    $  8,713,606
                                                                              ============    ============



The accompanying notes to financial statements are an integral part of the financial statements.

                      STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                      STATEMENTS OF OPERATIONS (UNAUDITED)
                    FOR THE SIX-MONTHS ENDED APRIL 30, 2001

                                                                                 GROWTH     AGGRESSIVE GROWTH
                                                                                  FUND            FUND
                                                                              ------------  -----------------
INCOME:
   Dividends ..............................................................   $     121,281    $      14,879
   Interest ...............................................................         136,217           36,151
                                                                              -------------    -------------

         TOTAL INCOME .....................................................         257,498           51,030

EXPENSES:
   Investment advisory fees ...............................................         124,564           41,097
   Administration fees ....................................................          37,385           37,205
   Transfer agent fees ....................................................          49,199           14,485
   Fund accounting fees and expenses ......................................          17,031           11,841
   Custodian fees .........................................................           3,972            2,793
   Legal fees .............................................................           6,656            1,872
   Printing fees ..........................................................           8,856            1,992
   Registration fees ......................................................           6,306            6,398
   Audit fees .............................................................           5,973            4,336
   Trustee fees and expenses ..............................................          10,895            2,992
   Other ..................................................................           8,621            2,288
   Expense subsidy (Note 4) ...............................................         (30,330)          (8,038)
                                                                              -------------    -------------

         TOTAL EXPENSES ...................................................         249,128          119,261
                                                                              -------------    -------------

NET INVESTMENT INCOME/(LOSS) ..............................................           8,370          (68,231)
                                                                              -------------    -------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain on investments .......................................       2,733,761          502,000
                                                                              -------------    -------------
   Unrealized appreciation/(depreciation) on investments
     Beginning of period ..................................................       6,748,555          927,773
     End of period ........................................................       2,215,429         (133,094)
                                                                              -------------    -------------

   Change in net unrealized appreciation/(depreciation) of investments ....      (4,533,126)      (1,060,867)
                                                                              -------------    -------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ....................      (1,799,365)        (558,867)
                                                                              -------------    -------------

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS ...........................................................   $  (1,790,995)   $    (627,098)
                                                                              =============    =============


The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                            STONEBRIDGE GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                              SIX-MONTHS ENDED      YEAR ENDED
                                                                                  APRIL 30,        OCTOBER 31,
                                                                              2001 (UNAUDITED)        2000
                                                                              ---------------    ---------------
OPERATIONS:
   Net investment income/(loss) ...........................................   $         8,370        $   (16,063)
   Net realized gain on investments .......................................         2,733,761          6,507,222
   Change in net unrealized appreciation/(depreciation) of investments ....        (4,533,126)       (10,383,096)
                                                                              ---------------    ---------------
         DECREASE IN NET ASSETS RESULTING
         FROM OPERATIONS ..................................................        (1,790,995)        (3,891,937)

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment income ...............................           (29,467)                 0
   Distributions from net realized gain on investments ....................        (6,506,693)        (4,467,333)

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Net increase in net assets derived from
     beneficial interest transactions - (Note 2) ..........................         5,245,718          1,669,971
                                                                              ---------------    ---------------
NET DECREASE IN NET ASSETS ................................................        (3,081,437)        (6,689,299)

NET ASSETS:
   Beginning of period ....................................................        35,920,942         42,610,241
                                                                              ---------------    ---------------
   End of period ..........................................................   $    32,839,505    $    35,920,942
                                                                              ===============    ===============


The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX-MONTHS ENDED      YEAR ENDED
                                                                                      APRIL 30,         OCTOBER 31,
                                                                                   2001 (UNAUDITED)         2000
                                                                                   ---------------    ---------------
OPERATIONS:
   Net investment loss .........................................................   $       (68,231)   $      (128,908)
   Net realized gain on investments ............................................           502,000          2,564,674
   Change in net unrealized appreciation/(depreciation) of investments .........        (1,060,867)          (240,450)
                                                                                   ---------------    ---------------
         INCREASE/(DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS .......................................................          (627,098)         2,195,316

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gain on investments .........................        (2,442,253)          (435,431)

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Net increase in net assets derived from
     beneficial interest transactions - (Note 2) ...............................         2,600,816          1,453,741
                                                                                   ---------------    ---------------
NET INCREASE/(DECREASE) IN NET ASSETS ..........................................          (468,535)         3,213,626

NET ASSETS:
   Beginning of period .........................................................         9,050,329          5,836,703
                                                                                   ---------------    ---------------
   End of period ...............................................................   $     8,581,794    $     9,050,329
                                                                                   ===============    ===============





The accompanying notes to financial statements are an integral part of the financial statements.

                      STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                             STONEBRIDGE GROWTH FUND
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING
                        THROUGHOUT THE YEARS INDICATED:


                                                       SIX-MONTHS ENDED     YEARS ENDED       PERIOD ENDED       YEARS ENDED
                                                         APRIL 30, 2001     OCTOBER 31,        OCTOBER 31,       NOVEMBER 30,
                                                          (UNAUDITED)     2000        1999        1998          1997       1996
                                                       ---------------- ---------------------   ---------     --------------------
PER SHARE DATA
Net asset value, beginning of period ...................   $   14.57    $   18.01   $   14.32   $   17.69     $   16.56  $   14.36
                                                           ---------    ---------   ---------   ---------     ---------  ---------

INCOME FROM INVESTMENT
OPERATIONS:
   Net investment income/(loss) ........................        0.01        (0.01)      (0.03)       0.00          0.02       0.10
   Net realized and unrealized gain/(loss)
      on investments ...................................       (0.73)       (1.53)       3.72       (0.07)         2.90       2.83
                                                           ---------    ---------   ---------   ---------     ---------  ---------
   Total income/(loss) from investment
      operations .......................................       (0.72)       (1.54)       3.69       (0.07)         2.92       2.93
                                                           ---------    ---------   ---------   ---------     ---------  ---------
DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions from net investment
      income ...........................................       (0.01)        0.00        0.00       (0.02)        (0.10)     (0.17)
   Distributions from net realized gain
      on investments ...................................       (2.67)       (1.90)       0.00       (3.28)        (1.69)     (0.56)
                                                           ---------    ---------   ---------   ---------     ---------  ---------
   Total distributions to shareholders .................       (2.68)       (1.90)       0.00       (3.30)        (1.79)     (0.73)
                                                           ---------    ---------   ---------   ---------     ---------  ---------
Net asset value, end of period .........................   $   11.17    $   14.57   $   18.01   $   14.32     $   17.69  $   16.56
                                                           =========    =========   =========   =========     =========  =========
Total Return ...........................................       (5.03)%      (9.62)%     25.77%      (0.44)%       19.79%     21.46%
                                                           =========    =========   =========   =========     =========  =========
RATIOS AND SUPPLEMENTAL DATA

   Net assets, end of period (in 000s) .................   $  32,840    $  35,921   $  42,610   $  38,774     $  42,380  $  39,602
                                                           =========    =========   =========   =========     =========  =========
   Ratio of operating expenses to
      average net assets ...............................        1.50%*       1.50%       1.50%       1.50%*        1.50%      1.47%
                                                           =========    =========   =========   =========     =========  =========
   Ratio of operating expenses to average
      net assets before fee waivers ....................        1.68%*       1.52%       1.66%       1.78%*        1.50%      1.47%
                                                           =========    =========   =========   =========     =========  =========
   Ratio of net investment income/(loss)
      to average net assets ............................        0.05%*      (0.04)%     (0.18)%      0.02%*        0.11%      0.67%
                                                           =========    =========   =========   =========     =========  =========
   Ratio of net investment income/(loss) to
      average net assets before fee waivers ............       (0.13)%*     (0.06)      (0.35)%     (0.25)%*       0.11       0.67%
                                                           =========    =========   =========   =========     =========  =========
   Portfolio turnover rate** ...........................          50%          77%         54%         41%           41%        45%
                                                           =========    =========   =========   =========     =========  =========


 *       Annualized

** A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six-months ended April 30, 2001 were $15,504,163 and $14,971,251, respectively.

The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                       STONEBRIDGE AGGRESSIVE GROWTH FUND
                              FINANCIAL HIGHLIGHTS
        SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING
                         THROUGHOUT THE YEARS INDICATED


                                              SIX-MONTHS ENDED APRIL 30,                    YEARS ENDED OCTOBER 31,
                                               2001 (UNAUDITED)   2000          1999          1998            1997         1996
                                               ---------------- ---------     ---------     ---------      ---------    ---------
PER SHARE DATA
 Net asset value, beginning of year ..........   $   14.72      $   11.46     $    8.59     $   13.27      $   13.19    $   13.97
                                                 ---------      ---------     ---------     ---------      ---------    ---------

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss ..........................       (0.08)         (0.21)        (0.19)        (0.37)         (0.20)       (0.17)
Net realized and unrealized gain/(loss)
 on investments ..............................       (1.12)          4.35          3.06         (2.07)          2.83         0.90
                                                 ---------      ---------     ---------     ---------      ---------    ---------
Total income/(loss) from investment
   operations ................................       (1.20)          4.14          2.87         (2.44)          2.63         0.73
                                                 ---------      ---------     ---------     ---------      ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gain
 on investments ..............................       (3.94)         (0.88)         0.00         (2.24)         (2.55)       (1.51)
                                                 ---------      ---------     ---------     ---------      ---------    ---------
Total distributions to shareholders ..........       (3.94)         (0.88)         0.00         (2.24)         (2.55)       (1.51)
                                                 ---------      ---------     ---------     ---------      ---------    ---------
Net asset value, end of year---- .............   $    9.58      $   14.72     $   11.46     $    8.59      $   13.27    $   13.19
                                                 =========      =========     =========     =========      =========    =========
TOTAL RETURN .................................       (6.80)%        38.18%        33.41%       (20.23)%        22.89%        5.70%
                                                 =========      =========     =========     =========      =========    =========
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in 000s) ............   $   8,582      $   9,050     $   5,837     $   4,664      $   5,428    $   4,539
                                                 =========      =========     =========     =========      =========    =========
Ratio of operating expenses to
 average net assets ..........................        2.90%*         2.90%         2.85%         2.90%          2.90%        2.29%
                                                 =========      =========     =========     =========      =========    =========
Ratio of operating expenses to average
  net assets before fee waivers and
  subsidy reimbursements .....................        3.10%*         2.87%         3.85%         3.69%          2.90%        2.29%
                                                 =========      =========     =========     =========      =========    =========
Ratio of net investment loss to average
  net assets .................................       (1.66)%*       (1.60)%                                    (1.90)       (1.62)
                                                 =========      =========     =========     =========      =========    =========
Ratio of net investment loss to average net
  assets before fee waivers and
  subsidy reimbursements .....................       (1.86)%*       (1.57)%                     (2.90)         (1.62)%      (1.26)%
                                                 =========      =========     =========     =========      =========    =========
Portfolio turnover rate** ....................          47%           133%           88%           92%            88%         108%
                                                 =========      =========     =========     =========      =========    =========



** A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six-months ended April 30, 2001 were $3,805,089 and $3,353,342, respectively.

The accompanying notes to financial statements are an integral part of the financial statements.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

         ORGANIZATION AND NATURE OF OPERATIONS -- Stonebridge Funds Trust ("the Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Growth Fund (previously the Stonebridge Growth Fund, Inc.) and the Stonebridge Aggressive Growth Fund (previously the Stonebridge Aggressive Growth Fund, Inc.), each referred to as a "Series" of the Trust.

         USE OF ESTIMATES -- The preparation of each Series' financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

         SECURITY VALUATION -- Investment securities listed or traded on a registered securities exchange or quoted on NASDAQ are valued at the last sales price on the date of valuation. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. -Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value.

         FEDERAL INCOME TAXES -- As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, neither Series is subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year.

         DISTRIBUTIONS -- Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

         Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Series.

         ALLOCATION OF EXPENSE -- Trust expenses which are not Series specific are allocated to each Series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

         OTHER -- Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis each Series uses for federal income tax purposes.

2.       SHARES OF BENEFICIAL INTEREST:

         At April 30, 2001, there were an indefinite number of $1.00 par value shares of beneficial interest authorized for each Series. Transactions in shares of beneficial interest for the six-months ended April 30, 2001 and the year ended October 31, 2000, were as follows:



                                                                        STONEBRIDGE GROWTH FUND
                                                    For the Six-Months Ended             For the Year Ended
                                                         April 30, 2001                   October 31, 2000
                                                         --------------                   ----------------
                                                     Shares            Amount         Shares            Amount
                                                 -------------    -------------    -------------    -------------
Shares Sold ..................................          21,879    $     265,548          217,757    $   3,481,890
Shares Issued in Reinvestment of Dividends ...         570,823        6,416,048          270,471        4,381,625
                                                 -------------    -------------    -------------    -------------
Total ........................................         592,702        6,681,596          488,228        7,863,515
Less Shares Redeemed .........................        (118,440)      (1,435,878)        (388,564)      (6,193,544)
                                                 -------------    -------------    -------------    -------------
Net Increase .................................         474,262    $   5,245,718           99,664    $   1,669,971
                                                 =============    =============    =============    =============

                                                                        STONEBRIDGE GROWTH FUND
                                                    For the Six-Months Ended             For the Year Ended
                                                         April 30, 2001                   October 31, 2000
                                                         --------------                   ----------------
                                                     Shares            Amount         Shares            Amount
                                                 -------------    -------------    -------------    -------------
Shares Sold ..................................          54,381    $     570,622          165,935    $   2,368,130
Shares Issued in Reinvestment of Dividends ...         258,025        2,350,612           35,514          414,442
                                                 -------------    -------------    -------------    -------------
Total ........................................         312,406        2,921,234          201,449        2,782,572
Less Shares Redeemed .........................         (31,841)        (320,418)         (95,713)      (1,328,831)
                                                 -------------    -------------    -------------    -------------
Net Increase .................................         280,565    $   2,600,816          105,736    $   1,453,741
                                                 =============    =============    =============    =============

3        UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS (TAX BASIS)

                                                             GROWTH FUND    AGGRESSIVE GROWTH FUND
                                                           ---------------  ----------------------
As of April 30, 2001
Gross appreciation (excess of value over tax cost) .....   $     5,712,707    $     1,338,433
                                                           ---------------    ---------------
Gross depreciation (excess of tax cost over value) .....        (3,497,278)        (1,474,625)
Net unrealized appreciation/(depreciation) .............   $     2,215,429    $      (136,192)
                                                           ===============    ===============
Cost of investments for Federal income tax purposes ....   $    30,613,383    $     8,716,704
                                                           ===============    ===============

         These amounts represent the net increase/(decrease) in the value of investments (all of which are represented by long transactions) held at April 30, 2001.



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                     STONEBRIDGE FUNDS TRUST ANNUAL REPORT
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


4.       TRANSACTIONS WITH AFFILIATES:

         The Trust has entered into an advisory agreement with Stonebridge Capital Management, Inc. (the "Adviser") for both Series. The advisory agreement has been approved by the Trust's Board of Trustees and shareholders. Pursuant to its advisory agreement with the Trust, the Adviser is entitled to an investment advisory fee, computed daily and payable monthly, at an annual rate of 0.75% and 1.00% of the average daily net assets of the Stonebridge Growth and Stonebridge Aggressive Growth Funds, respectively.

         The Adviser has agreed to defer its annual management fee to the extent necessary to limit the overall annual expenses of the Growth Fund and Aggressive Growth Fund to 1.50% and 2.90%, respectively; however, in circumstances where the Adviser is required to waive 100% of its annual management fee, it will not be responsible for reimbursing the Funds for additional expenses. Each Series will remain liable to the Adviser for all such expenses subsidized in any fiscal year, for a period of up to three years from the date the expenses were incurred, so long as reimbursement will not cause the annual expense ratio to exceed the expense limit in effect for that year; such a reimbursement would be recognized as an expense previously deferred in the Statement of Operations in the period it was incurred. As of April 30, 2001, the Stonebridge Growth Fund and the Stonebridge Aggressive Growth Fund had cumulative carryover of waived expenses of $216,733 and $86,877, respectively.

         On November 2, 1998, the Trust entered into an administration agreement with ALPS Mutual Funds Services, Inc. ("ALPS"). The administration agreement provides that ALPS will receive a monthly administration fee equal to the annual rate of 0.10% of the average daily net assets in each Series up to $250,000,000 and 0.075% of the average daily net assets of each Series in excess of $250,000,000. At all times ALPS' fee will be no less than $6,250 per month per Series.

         Certain officers and trustees of the Trust are also officers and/or trustees of the Adviser and ALPS.


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